SECURITIES HELD TO MATURITY - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Held To Maturity Securities Unclassified [Abstract]
Held to maturities securities end balance	$ 0	$ 0
Gain (loss) on sale of securities held to maturity	257,000	(32,000)	411,000
Amortized cost			$ 1,100,000